Cover	Jan. 31, 2022
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jan. 31, 2022
Entity Registrant Name	BlackBerry Limited
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-38232
Entity Tax Identification Number	98-0164408
Entity Address, Address Line One	2200 University Ave East
Entity Address, City or Town	Waterloo
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	N2K 0A7
City Area Code	519
Local Phone Number	888-7465
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001070235
Amendment Flag	true
Amendment Description	On January 31, 2022, BlackBerry Limited (the “Company”) filed a Current Report on Form 8-K (the “Prior 8-K”) announcing its entry into a patent sale agreement (the “Patent Sale Agreement”) pursuant to which it has agreed to sell substantially all of its non-core patent assets. The Prior 8-K indicated that a copy of the Patent Sale Agreement would be filed via amendment to the Prior 8-K.This Current Report on Form 8-K/A amends the Prior 8-K by providing a copy of the Patent Sale Agreement, which is attached hereto as Exhibit 10.1. Except as described above, all other information in the Prior 8-K remains unchanged.
NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(g) Security	Common Shares
Trading Symbol	BB
Security Exchange Name	NYSE